Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,994,180,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,396.26
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $11,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,250,000,000
Maximum Aggregate Offering Price	$ 2,230,695,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 308,058.98
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,493,805,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,294.47
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,250,000,000
Maximum Aggregate Offering Price	$ 3,237,227,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 447,061.12
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,999,060,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,070.19
Offering Note	See Offering Note 1.